Federated Hermes Short-Term Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year US Government/Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.35%	1.97%	2.09%
0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.61%	2.27%	2.43%
Lipper Short Investment Grade Debt Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.75%	2.42%	2.53%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	2.25%	2.17%
IS
Prospectus [Line Items]
Average Annual Return, Percent	[6]	6.20%	2.73%	2.71%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.12%	1.47%	1.64%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	3.64%	1.54%	1.61%
SS
Prospectus [Line Items]
Average Annual Return, Percent	[6]	5.90%	2.44%	2.47%
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	2.76%	2.73%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market.
[3]	The Bloomberg 1-3 Year US Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.
[4]	The 0-3 Year Composite Index is a blended index of four separate indexes which track various security types. The four component indexes (and respective weightings)* are:ICE BofA 1-3 Year US Corporate Index (30%): a subset of the ICE BofA US Corporate Index including all securities with a remaining term to final maturity less than three years. ICE BofA US Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market.ICE BofA Asset Backed Securities Fixed and Floating Rate Index (30%): includes securities with at least one year remaining term to final maturity. ICE BofA Asset Backed Securities Fixed and Floating Rate Index tracks the performance of U.S. dollar-denominated investment-grade asset-backed securities publicly issued in the U.S. domestic market.ICE BofA 1-3 Year US Treasury & Agency Index (20%): a subset of the ICE BofA US Treasury & Agency Index including all securities with a remaining term to final maturity less than three years. ICE BofA US Treasury & Agency Index tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market.ICE BofA 0-3 Year US Mortgage Backed Securities Index (20%): a subset of the ICE BofA US Mortgage Backed Securities Index including all securities with an average life less than three years. ICE BofA US Mortgage Backed Securities Index tracks the performance of U.S. dollar-denominated fixed-rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market.* The weightings assigned to each component index of the 0-3 Year Composite Index are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary.
[5]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.
[6]	Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.